Leases - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Finance lease expense:
Total amortization of ROU assets	$ 12,285	$ 39,044
Interest on finance lease liabilities	17,626	17,537
Total finance lease expense	29,911	56,581
Operating lease expense	32,092	30,446
Short-term lease expense	2,467	2,589
Total lease expense	64,470	89,616
Sublease income	100	100
Cost of goods sold
Finance lease expense:
Total amortization of ROU assets	6,686	10,257
Operating expenses
Finance lease expense:
Total amortization of ROU assets	$ 5,599	$ 28,787